INVESTMENT IN ASSOCIATE - Immaterial Associates (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Share of earnings of associates				$ 0.0	$ 0.9
Monarch Gold Corporation
Disclosure of associates [line items]
Proportion of ownership interest in associate	6.92%	7.10%	6.00%